Inventories - Breakdown of Provision for Losses Related to Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Net realizable value adjustment	R$ 17,488	R$ 15,243
Obsolescence and other losses	23,505	25,481
Provision for losses related to inventories	R$ 40,993	R$ 40,724	R$ 42,587	R$ 37,099